BANK AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 10 — BANK AND OTHER BORROWINGS

The Company’s outstanding indebtedness borrowed from banks and other financial institutions, consist of the following:

Indebtedness	Weighted Average Interest Rate*	Weighted Average Years to Maturity*	Balance as of December 31, 2022	Balance as of December 31, 2021
Short-term loans
Secured loans
Fixed rate loans	2.12%	0.69	311,700	709,850
Variable rate loans	1.89%	0.76	323,480	657,900
Subtotal	2.00%	0.72	635,180	1,367,750
Unsecured loans
Fixed rate loans	1.37%	0.16	61,999	79,996
Variable rate loans	0.00%	-	-	-
Subtotal	1.37%	0.16	61,999	79,996
Total short-term loans	1.96%	0.68	697,179	1,447,746

Long-term loans
Secured loans
Fixed rate loans	2.02%	6.06	2,654,852	1,750,605
Variable rate loans	1.75%	13.63	13,063,619	7,650,615
Subtotal	1.80%	12.35	15,718,471	9,401,220
Unsecured loans
Fixed rate loans	0.44%	9.04	443,456	-
Variable rate loans	1.44%	5.40	126,029	74,020
Subtotal	0.66%	8.23	569,485	74,020
Total long-term loans	1.77%	12.22	16,287,956	9,475,240

Less: current portion			(1,030,850)	(677,919)
Non-current portion			15,257,106	8,797,321

*	Pertained to information for loans outstanding as of December 31, 2022.

The Company borrowed loans from various financial institutions for the purpose of purchasing and constructing real estate properties and solar power plants and systems, and for working capital purpose.

Interest expense for short-term and long-term loans was JPY29,210 and JPY221,913 for the year ended December 31, 2022, JPY33,544 and JPY145,336 for the year ended December 31, 2021, and JPY15,088 and JPY130,844 for the year ended December 31, 2020, respectively.

The pledge information for the Company’s outstanding loans as of December 31, 2022 and 2021, consist of the following:

	December 31, 2022	December 31, 2021

Short-term loans
Pledged by real estate inventories and buildings held for lease	485,180	1,367,750
Pledged by restricted cash (a)	45,100	170,400
Long-term loans
Pledged by real estate inventories, buildings held for lease and solar power systems	14,780,915	8,927,591
Pledged by restricted cash (a)	196,056	215,428
Pledged by accounts receivable in connection with electricity sales to power companies	136,091	-

(a)	As of December 31, 2022 and 2021, these loans were secured by restricted cash of JPY51,503 and JPY51,503, respectively.

The guaranty information for the Company’s outstanding loans as of December 31, 2022 and 2021, consist of the following:

	December 31, 2022	December 31, 2021

Short-term loans
Guaranteed by Chief Operating Officer (“COO”) of the Company	71,000	610,000
Guaranteed by parent company or subsidiary within the Company’s organizational structure	150,000	-
Co-guaranteed by COO and parent company or subsidiary within the Company’s organizational structure	85,580	-

Long-term loans
Guaranteed by COO of the Company	7,307,943	5,590,210
Co-guaranteed by COO and Chief Executive Officer (“CEO”) of the Company	593,849	-
Guaranteed by Tokyo Credit Cooperative Union	86,110	196,296
Guaranteed by parent company or subsidiary within the Company’s organizational structure	2,108,807	1,508,014
Co-guaranteed by COO and parent company or subsidiary within the Company’s organizational structure	321,421	464,940
Co-guaranteed by COO and Tokyo Credit Cooperative Union	6,994	8,998
Co-guaranteed by COO, CEO and Tokyo Credit Cooperative Union	9,499	-
Co-guaranteed by Li Tianqi, Chief Artificial Intelligence Officer (“CAIO”) of the Company and a financial institution	22,445	34,554
Guaranteed by Uemoto Takamasa, former CEO of SYLA Solar	188,458	-

During the years ended December 31, 2022, 2021 and 2020, the Company entered into amended loan agreements which had prepayment options with financial institutions for certain loans. The amended terms mainly included changes of maturity dates and installment amount. The Company analyzed the amendments under ASC Topic 470 and concluded that these amendments were not considered substantially different and were accounted for as debt modifications.

As of December 31, 2022, future minimum payments for long-term loans are as follows:

Years Ended December 31,	Principal
Repayment
2023	1,030,850
2024	5,519,201
2025	2,513,069
2026	545,619
2027	431,449
Thereafter	6,247,768
Total	16,287,956